Stockholders' Deficit (Details Textual) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 04, 2020	Jul. 30, 2020	Apr. 05, 2019	Mar. 19, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 10, 2019
Stockholders' Deficit (Textual)
Common stock ,authorized					200,000,000	200,000,000	200,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized					20,000,000	20,000,000	20,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Certificate of incorporation, description		The Company established the 1847 Goedeker Inc. 2020 Equity Incentive Plan (the “Plan”). The Plan was approved by the Company’s board of directors and stockholders on April 21, 2020. The Plan is administered by compensation committee of the board of directors. The Plan permits the grant of restricted stock, stock options and other forms of incentive compensation to the Company’s officers, employees, directors and consultants. As of March 31, 2021, the maximum number of shares of common stock that may be issued pursuant to awards granted under the Plan was 555,000 shares and there were 555,000 shares granted.
Common stock, shares outstanding					6,111,200	6,111,200	4,750,000
Options issued to purchase of common stock						555,000
Option expense					$ 124,575	$ 398,908
Remaining compensation expense					$ 1,324,573	$ 1,449,148
Common stock, shares issued					6,111,200	6,111,200	4,750,000
Shares issued during the period, shares	1,111,200				1,848,056
Shares issued during the period	$ 10,000,800				$ 555,000	$ 1,848,056
Underwriting commission and expenses	$ 8,602,166
Warrants [Member]
Stockholders' Deficit (Textual)
Certificate of incorporation, description	The Company issued warrants for the purchase of 55,560 shares of common stock to affiliates of the representative in the IPO. These warrants are exercisable at any time and from time to time, in whole or in part, beginning on January 26, 2021 until July 30, 2025, at a per share exercise price equal to $11.25.		The Company issued to SBCC a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100. SBCC exercised this warrant for the purchase of 250,000 shares of common stock on August 4, 2020.	the Company issued four-year warrants to purchase an aggregate of 400,000 shares of common stock to two investors at an exercise price of $12.00, subject to adjustments, which may be exercised on a cashless basis (See Note 10).
Common Stock [Member]
Stockholders' Deficit (Textual)
Share price per share								$ 1.00